Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2021

MFL-QTLY-0621
1.800349.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	455,000	463,358
Massachusetts - 96.8%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,854,631
Attleboro Gen. Oblig. Series 70 B, 5% 10/15/29	1,585,000	2,039,638
Berkshire Wind Pwr. Coop. Corp.:
Series 2017 2:	$	$
5% 7/1/22	350,000	369,258
5% 7/1/25	505,000	593,842
5% 7/1/26	925,000	1,120,230
5% 7/1/27	700,000	869,714
5% 7/1/30	480,000	589,570
Series 2017, 5% 7/1/21	700,000	705,280
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,309,571
Boston Gen. Oblig.:
Series A, 4% 11/1/31	4,780,000	6,040,610
Series B:
5% 11/1/35	6,000,000	8,016,153
5% 11/1/40	5,205,000	6,857,116
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,112,924
Series 2016 B:
5% 11/1/34	1,000,000	1,112,154
5% 11/1/35	1,500,000	1,668,231
5% 11/1/36	1,700,000	1,890,662
Braintree Gen. Oblig. Series 2015:
5% 5/15/26	2,300,000	2,816,403
5% 5/15/27	2,000,000	2,518,713
5% 5/15/28	600,000	774,813
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	3,964,724
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	892,769
5% 1/1/24	340,000	350,890
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,439,447
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,573,686
5% 9/1/29	700,000	899,576
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,525
Marshfield Gen. Oblig. Series 2012, 5% 11/1/21	1,730,000	1,771,658
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,457,234
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,383,012
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,432,863
Series 2006 A:
5.25% 7/1/29	3,005,000	4,022,550
5.25% 7/1/32	16,745,000	23,800,844
Series 2015 A:
5% 7/1/40	14,570,000	17,046,317
5% 7/1/45	14,125,000	16,532,386
Series 2021 A1, 4% 7/1/51	3,000,000	3,575,589
Series B, 5.25% 7/1/30	5,000,000	6,554,363
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,064,660
5% 7/1/30	3,725,000	4,059,102
Massachusetts Clean Wtr. Trust:
(Pool Prog.) Series 2004 A, 5.25% 2/1/24	1,170,000	1,331,887
Series 18:
5% 2/1/28	3,500,000	3,945,949
5% 2/1/29	6,355,000	7,159,123
Series 2012 B:
5% 8/1/27	295,000	312,632
5% 8/1/28	330,000	349,553
Series 2020, 5% 8/1/26	5,000,000	6,170,217
Series 2021 B, 5% 2/1/41 (b)	2,000,000	2,626,780
Series 22, 5% 8/1/37	4,110,000	5,291,122
Series 6, 5.5% 8/1/30	1,310,000	1,315,112
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,302,292
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,630,995
5% 6/1/36	3,035,000	3,810,022
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,443,575
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,771,089
Series 2017 A, 5% 6/1/32	4,580,000	5,756,576
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (c)	7,520,000	8,112,045
Series A:
5% 1/1/22	1,500,000	1,547,849
5% 1/1/23	2,000,000	2,158,155
5% 1/1/24	1,175,000	1,321,745
5% 1/1/25	3,990,000	4,663,761
5% 1/1/35	3,500,000	4,406,881
5% 1/1/37	2,000,000	2,500,258
Series C, 5% 1/1/34	8,585,000	10,954,275
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,312,182
5.25% 11/15/41	4,620,000	5,100,760
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (c)	4,950,000	4,990,700
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	579,619
5% 10/1/29	735,000	913,456
5% 10/1/42	4,000,000	4,814,205
5% 10/1/47	5,500,000	6,578,421
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,726,966
5% 7/1/38	3,685,000	4,496,076
5% 7/1/39	4,450,000	5,431,427
5% 7/1/42	2,805,000	3,414,774
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,586,232
5% 4/1/34	2,500,000	3,093,596
5% 4/1/35	2,455,000	3,033,182
5% 4/1/37	1,500,000	1,844,593
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,718,136
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,948,970
5% 7/1/32	1,905,000	2,259,391
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (d)	500,000	546,703
4% 10/1/25 (d)	500,000	545,798
4% 10/1/26 (d)	500,000	545,197
4% 10/1/27 (d)	350,000	381,060
4.125% 10/1/42 (d)	2,500,000	2,688,648
5% 10/1/37 (d)	1,000,000	1,097,239
5% 10/1/47 (d)	1,000,000	1,093,190
5% 10/1/57 (d)	6,000,000	6,550,178
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,188,603
5% 7/1/31	21,180,000	26,493,162
5% 7/1/32	985,000	1,228,601
5% 7/1/34	750,000	932,691
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	755,475
5% 7/1/22	875,000	921,569
5% 7/1/23	2,420,000	2,655,673
5% 7/1/24	2,000,000	2,279,024
5% 7/1/25	1,500,000	1,765,913
5% 7/1/26	1,935,000	2,345,581
5% 7/1/27	2,085,000	2,591,916
5% 7/1/28	4,300,000	5,308,693
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,208,201
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,452,287
5% 10/1/30	1,100,000	1,211,359
5% 10/1/31	1,200,000	1,318,335
5% 10/1/32	1,240,000	1,359,037
5% 10/1/33	1,235,000	1,350,336
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,536,927
5% 7/1/29	1,320,000	1,600,016
5% 7/1/30	1,390,000	1,672,219
5% 7/1/38	3,750,000	4,492,611
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,763,238
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	372,925
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,666,908
5% 10/1/35	1,495,000	1,746,890
5% 10/1/46	4,250,000	4,886,421
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,775,836
5% 1/1/31	1,580,000	1,926,494
5% 1/1/32	1,665,000	2,023,671
5% 1/1/33	1,745,000	2,114,831
5% 1/1/34	1,835,000	2,217,865
5% 1/1/35	1,000,000	1,206,372
5% 1/1/36	1,000,000	1,203,830
5% 1/1/42	5,775,000	6,867,082
5% 1/1/47	1,895,000	2,236,985
5% 1/1/53	3,425,000	4,025,677
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	19,949,094
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,224,214
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	3,181,060
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	3,079,664
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,976,527
Series 2011 H, 5.125% 7/1/26	5,595,000	5,641,097
Series 2012 C:
5.25% 7/1/25	1,000,000	1,053,589
5.25% 7/1/26	1,000,000	1,052,229
Series 2012 G:
5% 10/1/23	2,245,000	2,292,724
5% 10/1/24	1,625,000	1,659,272
5% 10/1/25	1,600,000	1,633,476
5% 10/1/27	2,235,000	2,279,517
5% 10/1/28	1,240,000	1,263,662
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (d)	2,245,000	2,589,521
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (d)	4,000,000	4,634,663
Series 2013 F:
4% 7/1/32	2,050,000	2,155,585
4% 7/1/43	21,685,000	22,614,009
5% 7/1/27	1,300,000	1,418,092
5% 7/1/37	3,925,000	4,205,458
Series 2013 G, 5% 7/1/44	10,320,000	11,240,248
Series 2013 P, 5% 7/1/43	12,320,000	13,469,446
Series 2013 X, 5% 10/1/48	14,920,000	16,387,075
Series 2013, 5% 7/1/21	1,085,000	1,093,420
Series 2014 A:
5% 3/1/32	1,700,000	1,895,147
5% 3/1/33	1,250,000	1,393,874
5% 3/1/34	4,375,000	4,879,059
5% 3/1/39	4,000,000	4,462,855
5% 3/1/44	15,765,000	17,595,570
Series 2014 F:
5% 7/15/21	300,000	302,178
5% 7/15/22	400,000	417,518
5% 7/15/23	350,000	377,136
5% 7/15/24	400,000	429,745
5% 7/15/25	550,000	589,408
5% 7/15/26	500,000	534,546
5% 7/15/27	200,000	213,258
5% 7/15/28	320,000	340,309
5.625% 7/15/36	800,000	851,560
5.75% 7/15/43	4,700,000	4,996,019
Series 2014 P:
5% 10/1/32	5,000,000	5,679,383
5% 10/1/46	7,080,000	8,036,895
Series 2015 D, 5% 7/1/44	10,975,000	12,379,188
Series 2015 F, 5% 8/15/45	18,290,000	21,252,964
Series 2015 H1:
5% 7/1/26	3,585,000	4,236,720
5% 7/1/29	3,750,000	4,389,525
5% 7/1/30	1,800,000	2,104,557
5% 7/1/31	1,190,000	1,389,752
5% 7/1/32	1,000,000	1,166,521
5% 7/1/33	1,000,000	1,165,185
Series 2015 K, 4% 10/1/30	500,000	557,274
Series 2015 O2:
5% 7/1/27	8,635,000	10,193,048
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,355,046
Series 2015 Q:
5% 8/15/28	1,000,000	1,177,720
5% 8/15/29	1,000,000	1,178,012
5% 8/15/32	1,500,000	1,763,930
5% 8/15/33	1,500,000	1,760,568
5% 8/15/34	1,790,000	2,096,845
5% 8/15/38	1,690,000	1,968,930
Series 2015:
5% 1/1/25	3,525,000	4,082,538
5% 1/1/27	2,695,000	3,094,263
5% 1/1/28	1,850,000	2,113,559
5% 1/1/29	2,945,000	3,341,104
Series 2016 A, 5.25% 1/1/42	7,000,000	8,245,407
Series 2016 E:
5% 7/1/31	1,000,000	1,178,841
5% 7/1/32	2,200,000	2,587,605
5% 7/1/33	1,500,000	1,760,266
5% 7/1/34	1,500,000	1,756,837
5% 7/1/35	1,500,000	1,754,505
5% 7/1/36	1,000,000	1,167,411
5% 7/1/37	2,000,000	2,330,298
Series 2016 I:
5% 7/1/25	485,000	569,234
5% 7/1/27	1,150,000	1,387,847
5% 7/1/27	1,100,000	1,325,656
5% 7/1/29	1,680,000	2,001,141
5% 7/1/30	2,400,000	2,844,295
5% 7/1/31	2,400,000	2,835,777
5% 7/1/32	1,960,000	2,310,664
5% 7/1/34	3,035,000	3,627,884
5% 7/1/36	2,000,000	2,385,099
5% 7/1/37	1,470,000	1,751,262
5% 7/1/38	1,000,000	1,189,923
5% 7/1/41	14,790,000	17,167,849
Series 2016 N:
5% 12/1/34	1,000,000	1,203,403
5% 12/1/36	2,520,000	3,020,892
Series 2016:
4% 10/1/36	1,250,000	1,412,732
5% 7/1/26	1,710,000	2,070,911
5% 7/1/29	2,000,000	2,387,845
5% 7/1/30	2,000,000	2,384,578
5% 7/1/31	1,700,000	2,024,568
5% 10/1/32	1,760,000	2,101,493
5% 9/1/33	475,000	573,836
5% 10/1/33	1,500,000	1,786,889
5% 10/1/34	1,500,000	1,783,669
5% 9/1/35	375,000	451,079
5% 10/1/35	1,500,000	1,780,864
5% 7/1/36	3,000,000	3,569,360
5% 9/1/36	315,000	378,145
5% 9/1/37	840,000	991,190
5% 10/1/37	2,000,000	2,365,064
5% 10/1/39	5,000,000	5,893,769
5% 7/1/40	5,325,000	6,228,576
5% 7/1/41	5,145,000	6,109,149
5% 10/1/43	5,000,000	5,770,862
5% 9/1/46	3,235,000	3,878,616
5% 10/1/46	4,000,000	4,670,342
5% 10/1/48	1,000,000	1,074,316
5% 9/1/52	9,115,000	10,582,341
Series 2017 H:
5% 1/1/22	245,000	252,434
5% 1/1/22 (Escrowed to Maturity)	875,000	902,971
5% 1/1/23	325,000	349,627
5% 1/1/23 (Escrowed to Maturity)	1,115,000	1,204,337
5% 1/1/24	260,000	290,189
5% 1/1/24 (Escrowed to Maturity)	840,000	945,886
Series 2017:
5% 7/1/21	180,000	181,305
5% 7/1/22	180,000	189,494
5% 7/1/25	1,105,000	1,299,397
5% 7/1/26	160,000	193,081
5% 7/1/27	1,000,000	1,242,448
5% 7/1/37	600,000	694,483
5% 7/1/42	2,110,000	2,419,839
5% 7/1/47	2,250,000	2,566,171
Series 2018:
5% 9/1/27	1,010,000	1,257,012
5% 9/1/29	1,390,000	1,746,023
5% 9/1/31	1,530,000	1,896,244
5% 9/1/33	1,185,000	1,458,749
5% 9/1/38	4,805,000	5,848,937
5% 6/1/43	4,740,000	5,775,141
5% 9/1/43	4,445,000	5,350,271
5% 6/1/48	7,000,000	8,523,476
Series 2019 A:
5% 7/1/30	1,350,000	1,698,439
5% 7/1/31	1,350,000	1,691,241
5% 7/1/32	2,000,000	2,497,548
5% 7/1/33	2,300,000	2,862,939
5% 7/1/34	1,400,000	1,737,853
5% 7/1/34	1,015,000	1,260,014
5% 7/1/36	1,120,000	1,383,611
5% 7/1/38	735,000	903,156
5% 7/1/44	2,250,000	2,728,798
5% 7/1/49	3,500,000	4,220,061
Series 2019 K:
4% 7/1/22	700,000	730,508
5% 7/1/23	500,000	550,631
5% 7/1/24	500,000	572,130
5% 7/1/25	1,250,000	1,478,937
5% 7/1/26	1,250,000	1,523,011
5% 7/1/33	2,000,000	2,544,000
5% 7/1/35	2,135,000	2,702,419
Series 2019 S1:
5% 10/1/21	3,490,000	3,557,752
5% 10/1/25	1,965,000	2,337,968
5% 10/1/26	2,535,000	3,105,760
Series 2019 S2:
5% 10/1/32	1,410,000	1,791,686
5% 10/1/33	1,935,000	2,450,841
5% 10/1/34	2,165,000	2,735,258
Series 2020 A:
4% 7/1/39	2,455,000	2,878,385
4% 7/1/40	7,920,000	9,259,024
Series A:
4% 6/1/49	13,440,000	15,139,586
5% 6/1/39	6,760,000	8,342,527
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	2,103,567
Series BB1, 5% 10/1/46	355,000	426,680
Series G:
5% 7/15/21 (d)	130,000	130,944
5% 7/15/22 (d)	230,000	240,073
5% 7/15/23 (d)	120,000	129,304
5% 7/15/24 (d)	130,000	143,961
5% 7/15/25 (d)	120,000	136,159
5% 7/15/26 (d)	160,000	185,045
5% 7/15/27 (d)	170,000	199,540
5% 7/1/28	350,000	443,561
5% 7/15/28 (d)	175,000	207,695
5% 7/15/29 (d)	320,000	382,753
5% 7/1/30	225,000	295,530
5% 7/15/30 (d)	320,000	384,996
5% 7/15/31 (d)	350,000	415,903
5% 7/15/32 (d)	400,000	473,571
5% 7/1/33	550,000	722,126
5% 7/15/33 (d)	320,000	377,459
5% 7/1/34	250,000	325,732
5% 7/15/34 (d)	300,000	352,766
5% 7/15/35 (d)	270,000	316,789
5% 7/1/36	475,000	614,253
5% 7/15/36 (d)	235,000	274,855
5% 7/1/37	1,275,000	1,643,050
5% 7/15/37 (d)	250,000	291,484
5% 7/15/46 (d)	6,150,000	7,069,665
5% 7/1/50	1,900,000	2,397,295
Series J2:
5% 7/1/43	11,540,000	13,999,143
5% 7/1/53	4,500,000	5,385,277
Series K, 5% 7/1/27	1,150,000	1,406,772
Series N 2016:
5% 12/1/41	14,700,000	17,429,952
5% 12/1/46	7,000,000	8,247,408
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,508,870
Series 2014 I:
5% 1/1/25 (a)	2,660,000	3,067,136
5% 1/1/27 (a)	1,000,000	1,129,231
Series 2015 A:
5% 1/1/22 (a)	6,000,000	6,189,801
5% 1/1/25 (a)	5,450,000	6,297,000
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,697,447
5% 7/1/23 (a)	9,825,000	10,797,478
Series 2016, 5% 7/1/24 (a)	7,060,000	8,054,514
Series 2017 A:
4% 7/1/21 (a)	2,000,000	2,011,862
5% 7/1/22 (a)	3,325,000	3,507,731
5% 7/1/23 (a)	2,500,000	2,747,450
5% 7/1/24 (a)	3,000,000	3,422,598
5% 7/1/25 (a)	4,500,000	5,269,444
5% 7/1/26 (a)	3,920,000	4,701,236
Series 2018 B:
5% 7/1/22 (a)	2,055,000	2,167,936
5% 7/1/27 (a)	9,240,000	11,263,763
5% 7/1/28 (a)	2,325,000	2,881,480
Series 2019 B:
5% 7/1/23 (a)	500,000	549,490
5% 7/1/24 (a)	1,000,000	1,140,866
5% 7/1/25 (a)	1,365,000	1,598,398
5% 7/1/26 (a)	1,215,000	1,457,143
5% 7/1/28 (a)	1,000,000	1,239,346
5% 7/1/29 (a)	3,500,000	4,394,466
Series 2020 C:
5% 7/1/28 (a)	2,000,000	2,478,692
5% 7/1/29 (a)	1,950,000	2,448,345
5% 7/1/30 (a)	1,950,000	2,474,715
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	4,470,000	5,112,363
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,751,816
Series 2006 B, 5.25% 9/1/22	5,360,000	5,726,155
Series 2007 A, 3 month U.S. LIBOR + 0.570% 0.707% 5/1/37 (c)(e)	6,840,000	6,827,542
Series 2014 E:
5% 9/1/29	7,500,000	7,979,041
5% 9/1/30	5,000,000	5,317,978
5% 9/1/31	8,000,000	8,505,449
Series 2015 C, 5% 7/1/40	12,730,000	14,922,089
Series 2016 A, 5% 3/1/46	12,985,000	14,547,250
Series 2016 B:
5% 7/1/33	5,500,000	6,670,490
5% 7/1/35	5,500,000	6,667,118
5% 7/1/36	10,260,000	12,436,160
5% 7/1/37	8,495,000	10,300,653
Series 2016:
5% 3/1/31	1,500,000	1,687,522
5% 3/1/32	7,500,000	8,434,973
Series 2017 A:
5% 4/1/34	6,875,000	8,539,695
5% 4/1/35	9,830,000	12,198,882
5% 4/1/42	18,490,000	22,704,047
5% 4/1/47	2,405,000	2,948,424
Series 2017 C, 5% 10/1/26	15,000,000	18,556,820
Series 2017 D, 5% 2/1/33	2,550,000	3,149,464
Series 2017 F:
5% 11/1/38	10,000,000	12,576,749
5% 11/1/39	10,000,000	12,562,302
Series 2018 B, 5% 1/1/32	5,000,000	6,344,637
Series 2019 A:
5% 1/1/35	5,000,000	6,429,445
5% 1/1/37	10,000,000	12,800,510
5% 1/1/49	10,000,000	12,539,859
5.25% 1/1/33	21,110,000	27,584,844
5.25% 1/1/44	16,490,000	21,102,558
Series 2020 D:
3% 11/1/42	3,500,000	3,835,203
4% 11/1/36	1,500,000	1,845,602
4% 11/1/37	12,820,000	15,710,641
4% 11/1/41	10,430,000	12,564,604
5% 7/1/48	18,195,000	23,336,374
Series A:
5% 7/1/28	7,000,000	8,539,982
5% 3/1/29	2,710,000	3,552,576
5% 1/1/48	9,420,000	11,673,724
Series B:
5% 7/1/33	3,500,000	4,642,259
5% 7/1/34	2,000,000	2,644,154
Series C:
3% 3/1/48	5,000,000	5,337,287
5% 5/1/45	5,000,000	6,343,550
5% 5/1/47	10,855,000	13,746,257
Series D, 5% 7/1/45	3,000,000	3,859,103
Series E:
5% 9/1/29	7,115,000	9,195,951
5% 11/1/45	5,355,000	6,937,668
5% 11/1/50	20,980,000	27,055,758
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	1,145,000	1,150,059
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	1,135,000	1,194,563
Series 2011, 3.5% 12/1/49	4,335,000	4,745,865
Series 2017, 4% 6/1/43 (a)	1,170,000	1,259,666
Series 2020 A, 0.875% 12/1/23	3,250,000	3,267,096
Series 207, 4% 6/1/49	2,385,000	2,636,068
Series 214, 3.75% 12/1/49	5,730,000	6,346,082
Series 218, 3% 12/1/50	2,000,000	2,180,931
Massachusetts Hsg. Fin. Auth. Series 220:
3% 12/1/50	3,685,000	4,032,226
5% 12/1/22	405,000	436,150
5% 6/1/23	300,000	329,980
5% 12/1/23	100,000	112,173
5% 6/1/24	150,000	171,371
5% 12/1/24	215,000	249,652
5% 6/1/25	425,000	501,095
5% 12/1/25	150,000	179,393
5% 6/1/26	100,000	121,274
5% 12/1/26	125,000	153,680
5% 6/1/27	100,000	124,264
5% 12/1/27	185,000	232,758
5% 6/1/28	75,000	95,120
5% 12/1/28	230,000	293,715
5% 6/1/29	100,000	128,537
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (Pre-Refunded to 7/1/22 @ 100) (a)	2,000,000	2,109,567
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100) (a)	10,300,000	10,864,268
Series 2014 B:
5% 7/1/29 (a)	1,270,000	1,434,307
5% 7/1/39 (a)	4,965,000	5,546,993
Series 2014 C:
5% 7/1/28	3,000,000	3,410,775
5% 7/1/29	4,205,000	4,775,852
5% 7/1/30	3,000,000	3,407,317
Series 2015 A:
5% 7/1/28	460,000	541,638
5% 7/1/28 (a)	500,000	584,251
5% 7/1/29 (a)	1,245,000	1,453,414
5% 7/1/30	1,400,000	1,640,651
5% 7/1/30 (a)	1,450,000	1,688,887
5% 7/1/40 (a)	2,000,000	2,295,696
5% 7/1/45 (a)	3,500,000	4,019,091
5% 7/1/45	5,570,000	6,539,294
Series 2016 A:
5% 7/1/26	695,000	854,326
5% 7/1/28	760,000	926,766
5% 7/1/30	1,660,000	2,006,975
5% 7/1/32	1,970,000	2,378,069
5% 7/1/36	3,760,000	4,542,686
Series 2016 B:
4% 7/1/46 (a)	12,950,000	14,526,238
5% 7/1/43 (a)	6,410,000	7,546,690
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,568,773
5% 7/1/31 (a)	1,095,000	1,340,234
5% 7/1/32 (a)	1,370,000	1,672,390
5% 7/1/33 (a)	1,250,000	1,521,835
5% 7/1/35 (a)	2,000,000	2,425,589
5% 7/1/36 (a)	1,720,000	2,081,281
5% 7/1/42 (a)	4,540,000	5,431,897
Series 2019 A:
5% 7/1/24 (a)	4,140,000	4,735,828
5% 7/1/30 (a)	725,000	929,432
5% 7/1/34 (a)	2,605,000	3,292,475
5% 7/1/37 (a)	1,100,000	1,379,519
5% 7/1/40 (a)	950,000	1,183,530
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,466,808
5% 7/1/38 (a)	5,000,000	6,255,144
5% 7/1/39 (a)	5,000,000	6,240,763
5% 7/1/49 (a)	2,500,000	3,070,832
Series 2021 A:
5% 7/1/38	2,125,000	2,827,455
5% 7/1/39	1,125,000	1,491,488
5% 7/1/40	1,045,000	1,382,302
Series 2021 B, 5% 7/1/39 (a)	1,325,000	1,714,747
Series 2021 E, 5% 7/1/41 (a)	1,940,000	2,493,505
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/21 (a)	690,000	695,026
5% 7/1/22 (a)	500,000	526,551
5% 7/1/23 (a)	360,000	395,059
5% 7/1/24 (a)	615,000	699,761
5% 7/1/25 (a)	1,000,000	1,173,678
5% 7/1/28 (a)	1,500,000	1,888,038
5% 7/1/32 (a)	500,000	628,956
5% 7/1/34 (a)	1,250,000	1,562,494
5% 7/1/49 (a)	5,620,000	6,822,933
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A:
5% 8/15/23	15,000,000	15,928,295
5% 8/15/24	4,120,000	4,373,322
5% 8/15/24 (Pre-Refunded to 8/15/22 @ 100)	880,000	934,462
Series 2016 A:
5% 11/15/40	7,335,000	8,715,258
5% 11/15/41	7,710,000	9,147,210
Series 2019 A:
5% 2/15/23	640,000	695,173
5% 2/15/44	21,510,000	27,052,908
Series A:
5% 8/15/31	1,850,000	2,490,596
5% 8/15/32	1,500,000	2,011,737
5% 8/15/33	1,675,000	2,237,971
5% 8/15/34	3,000,000	3,995,947
5% 8/15/35	2,000,000	2,657,640
5% 8/15/36	12,845,000	17,013,140
5% 8/15/37	1,400,000	1,848,403
5% 8/15/45	10,000,000	12,947,218
5% 8/15/50	16,615,000	21,397,065
Series B, 5% 11/15/39	1,975,000	2,409,089
Series D, 5% 8/15/37	5,000,000	5,914,043
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	3,136,776
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	3,317,241
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,531,087
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	20,420,625
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,244,655
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,540,115
Series 2014 B:
5% 5/1/39 (Pre-Refunded to 5/1/24 @ 100)	2,500,000	2,856,135
5% 5/1/44 (Pre-Refunded to 5/1/24 @ 100)	13,935,000	15,920,094
Series 2014 D:
5% 5/1/39 (Pre-Refunded to 5/1/25 @ 100)	7,575,000	8,973,337
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	4,515,000	5,348,464
Series 2016 A:
5% 5/1/38 (Pre-Refunded to 5/1/25 @ 100)	11,450,000	13,563,659
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	7,960,000	9,429,408
5% 5/1/49 (Pre-Refunded to 5/1/25 @ 100)	12,015,000	14,232,957
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,786,515
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,975,516
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	7,090,591
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	29,789,327
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2016 B, 5% 8/1/40	4,625,000	5,597,436
Series 2016 C:
5% 8/1/34	10,000,000	12,096,393
5% 8/1/35	12,550,000	15,180,973
5% 8/1/40	20,500,000	24,810,258
Series 2020 B:
5% 8/1/41	3,155,000	4,104,118
5% 8/1/42	7,415,000	9,620,087
Series B, 5.25% 8/1/26	3,000,000	3,732,108
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,324,009
Reading Gen. Oblig. Series 2012:
5% 2/1/22	1,245,000	1,290,311
5% 2/1/23	1,185,000	1,285,580
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,582,303
Springfield Gen. Oblig. Series 2017:
5% 3/1/23	1,775,000	1,931,491
5% 3/1/24	2,225,000	2,522,687
5% 3/1/25	2,420,000	2,846,078
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,188,170
5% 11/1/28	6,000,000	7,166,035
5% 11/1/29	6,230,000	7,418,769
5% 11/1/30	6,000,000	7,132,322
Series 2014 1:
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	16,620,000	19,369,111
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	3,825,000	4,457,692
Series 2020 1, 5% 11/1/50	4,015,000	5,060,159
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	773,248
5% 5/1/35	2,000,000	2,574,652
5% 5/1/36	3,400,000	4,361,547
5% 5/1/37	3,200,000	4,087,324
5% 5/1/38	3,000,000	3,819,953
5% 5/1/39	2,000,000	2,540,589
Westfield Gen. Oblig. Series 2014:
5% 3/1/26 (Pre-Refunded to 3/1/24 @ 100)	2,990,000	3,393,182
5% 3/1/27 (Pre-Refunded to 3/1/24 @ 100)	2,740,000	3,109,471
Worcester Gen. Oblig. Series 2021, 5% 2/15/27	1,575,000	1,963,875

TOTAL MASSACHUSETTS		2,313,792,769

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	5,583,126
TOTAL MUNICIPAL BONDS
(Cost $2,174,592,644)		2,319,839,253

Municipal Notes - 1.0%
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U-6E, 0.02% 5/3/21, LOC TD Banknorth, NA, VRDN (c)	1,850,000	$1,850,000
Series R, 0.03% 5/3/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	11,900,000	11,900,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 0.04% 5/3/21 (Liquidity Facility Bank of America NA), VRDN (c)	7,300,000	7,300,000
Weymouth Gen. Oblig. BAN Series 2020, 2% 6/18/21	3,514,073	3,521,927
TOTAL MUNICIPAL NOTES
(Cost $24,570,501)		24,571,927
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $2,199,163,145)		2,344,411,180
NET OTHER ASSETS (LIABILITIES) - 2.0%		46,862,688
NET ASSETS - 100%		$2,391,273,868

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,385,159 or 1.4% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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